Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (335,388)	$ (561,873)	$ (2,704,605)	$ (1,352,031)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation		34,793	1,264,173	139,173
Imputed interest on loans payable		7,397	14,548	30,082
Loss on sale of subsidiary		316,343	316,343
Changes in current assets and liabilities:
Right-of-use asset	2,743	2,469	10,309	9,892
Accounts payable	1,110	25,090	13,690	18,780
Accrued liabilities - related party	25,000	25,000	100,000	100,000
Accrued interest	3,000	3,000	12,000	12,000
Accrued payroll	23,366	107,838	273,183	183,516
Operating lease liability	(2,743)	(2,469)	(10,309)	(9,892)
Prepaid assets			12,126	(12,126)
Other liabilities				(16,842)
Net cash used in operating activities	(282,912)	(42,412)	(698,542)	(897,448)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment in transit for acquisition	(1,000,000)
Net cash used in investing activities	(1,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	1,443,750	60,000	750,000	600,000
Proceeds from exercise of warrants			250,000
Net cash provided by financing activities	1,443,750	60,000	1,000,000	600,000
Net increase in cash and cash equivalents	160,838	17,588	301,458	(297,448)
Cash and cash equivalents at beginning of period	328,466	27,008	27,008	324,456
Cash and cash equivalents at end of period	489,304	44,596	328,466	27,008
Cash and cash equivalents at end of period - continuing operations			328,466	23,099
Cash and cash equivalents at end of period - discontinued operations				3,909
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for acquisition	8,400,000
Common stock issued to directors for conversion of fees	$ 56,250		150,000
Establish right-of-use asset and liability			11,255	10,130
Common stock issued for conversion of loan payable - related party			250,000
Common stock issued to officers for conversion of salaries			180,000
Common stock issued for services			113
Common stock issued from shares to be issued			$ 265